Nature of Operations and Going Concern (Details) $ in Millions		1 Months Ended		12 Months Ended
	Feb. 03, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Nov. 30, 2022 CAD ($)	Oct. 31, 2022 USD ($)	Oct. 31, 2022 CAD ($)	Oct. 31, 2021 USD ($)
Disclosure Of Going Concern Text Block Abstract
purchase of issued shares percentage	100.00%
Purchase of outstanding shares percentage	100.00%
Total consideration cash	$ 1,000
Loan receivable	$ 5,315,000
Interest beskauga property percentage				100.00%	100.00%
Issuance of common stock value		$ 5.3	$ 7.1	$ 4,100,000	$ 5.3
Cash and cash equivalents				$ 400,000		$ 3,800,000